Management Plans Capital Resources (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (loss)		$ (1,568,813)	$ 675,996
Operating Income (loss)		(1,407,569)	1,291
Total Stockholders' Deficiency		(4,097,889)	(3,105,770)	$ (3,907,310)
Working Capital Deficit		(3,100,000)
Proceeds From Related Parties		229,000
Short-term Note Payable		$ 100,000
Interest Rate		6.00%
Notes Payable		$ 383,824	162,500
Subsequent Event [Member]
Public Offering	$ 15,000,000
Mast Hill Fund L P [Member]
Loan		448,000
Long Term Debt Agreement [Member]
Payment On Debt		200,000
Debt Outstanding Principal		246,000
Accrued Interest		74,500
Gain On Debt		$ 120,500
Two Board Members
Interest Rate		6.00%
Demand Notes		$ 79,000
Three Related Parties [Member]
Demand Notes			167,500
Demand Notes Remaining Balance			166,500
Related Party [Member]
Interest Rate		6.00%
Notes Payable			328,000
Demand Notes		$ 50,000	$ 96,600
2023 and 2024 [Member]
Notes Payable		$ 446,000